Investments in Equity Investees - Summarized Statement of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summarized statement of operations
Preferential income tax rate	15.00%	15.00%	15.00%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited (“HBYS”)
Summarized statement of operations
Revenue	$ 224,131,000	$ 211,603,000	$ 243,746,000
Gross profit	89,355,000	91,461,000	96,421,000
Depreciation and amortization	(2,958,000)	(3,274,000)	(3,206,000)
Interest income	238,000	628,000	1,322,000
Finance cost	(123,000)	(158,000)	(139,000)
Income/(loss)before taxation	23,759,000	25,164,000	24,805,000
Income tax expense	(3,631,000)	(3,948,000)	(3,940,000)
Net income/(loss)	20,128,000	21,216,000	20,865,000
Non-controlling interests	248,000	160,000	(90,000)
Net income/(loss) attributable to the shareholders of equity investee	20,376,000	21,376,000	20,775,000
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”)
Summarized statement of operations
Revenue	222,368,000	181,140,000	154,703,000
Gross profit	158,131,000	127,608,000	109,965,000
Depreciation and amortization	(3,526,000)	(2,765,000)	(2,651,000)
Interest income	565,000	306,000	257,000
Income/(loss)before taxation	148,144,000	37,401,000	31,505,000
Income tax expense	(27,645,000)	(6,094,000)	(5,103,000)
Net income/(loss)	120,499,000	31,307,000	26,402,000
Net income/(loss) attributable to the shareholders of equity investee	120,499,000	31,307,000	26,402,000
Nutrition Science Partners Limited (“NSPL”)
Summarized statement of operations
Income/(loss)before taxation	(8,482,000)	(7,552,000)	(16,812,000)
Net income/(loss)	(8,482,000)	(7,552,000)	(16,812,000)
Net income/(loss) attributable to the shareholders of equity investee	(8,482,000)	(7,552,000)	(16,812,000)
Other
Summarized statement of operations
Net income/(loss) attributable to the shareholders of equity investee	$ 95,000	$ 12,000	$ (5,000)